Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 49,017	$ 73,201
Accounts receivable, net	106,620	98,799
Unbilled revenue	105,118	76,347
Service inventories, net	84,115	78,841
Prepaid assets	9,200	9,590
Retention withholdings	38,475	40,970
Other receivables	17,667	14,019
Other current assets	5,650	11,442
Total current assets	415,862	403,209
Non-current assets
Property, plant and equipment, net	426,064	419,307
Intangible assets, net	118,879	122,714
Goodwill	574,764	574,764
Other assets	1,083	2,370
Total assets	1,536,652	1,522,364
Liabilities
Accounts payable	91,662	65,704
Accrued expenses	51,201	69,137
Current installments of long-term debt	22,500	15,000
Short-term borrowings	39,569	37,963
Income taxes payable	7,558	7,542
Other taxes payable	4,502	7,189
Other current liabilities	26,885	25,601
Total current liabilities	243,877	228,136
Long-term debt	323,244	330,564
Deferred tax liabilities	24,960	26,217
Employee benefit liabilities	17,784	16,745
Other liabilities	27,284	34,230
Total liabilities	637,149	635,892
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at March 31, 2020 and December 31, 2019, respectively
Common stock, no par value; unlimited shares authorized; 87,494,888 and 85,562,769 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	801,545	801,545
Additional paid in capital	18,872	17,237
Retained earnings	79,028	67,661
Accumulated other comprehensive income	58	29
Total shareholders' equity	899,503	886,472
Non-controlling interests
Total equity	899,503	886,472
Total liabilities and equity	$ 1,536,652	$ 1,522,364